Debt- Summary of Financial Expense, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
Interest expense	$ 2,363	$ 5,518
Interest expense - related party	1,555	0
Amortization of deferred financing costs	132	652
Write-off of deferred financing costs	0	7,028
Capitalized interest	(2,216)	0
Other	118	152
Financial expense, net	$ 1,952	$ 13,350